Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) - economicScenario	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL		4
Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	5.00%	10.00%	10.00%
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	50.00%	75.00%	75.00%
GDP growth rate		2.60%
GDP growth rate, 5 year average		2.70%
Downside Two Scenario
Disclosure of financial assets [line items]
Probability		5.00%